UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-12632


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $  171,822,118
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
United Technologies                        Com            913017109   205499     2885          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106   205800     4000          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   238876    10250          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B  Com            05531b201   253110     8850          SOLE                Sole      0    0
General Electric                           Com            369604103   273748    16846          SOLE                Sole      0    0
Medtronic                                  Com            585055106   292146     8700          SOLE                Sole      0    0
Pembina Pipeline - Old                     Com            706329109   315914    15770          SOLE                Sole      0    0
Bank of America                            Com            060505104   340993    26025          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                 Com            780259206   347328     5760          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232   369134    14550          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A (c013113) Com            55292c203   413883    15329          SOLE                Sole      0    0
Wesco Financial                            Com            950817106   446613     1247          SOLE                Sole      0    0
Metabolix                                  Com            591018809   505276    40165          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204   511250    20450          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107   516900    13030          SOLE                Sole      0    0
CVS                                        Com            126650100   556862    17695          SOLE                Sole      0    0
Calpine                                    Com            131347304   582971    46825          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103   606794    17040          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100   616526    25710          SOLE                Sole      0    0
BorgWarner                                 Com            099724106   638281    12130          SOLE                Sole      0    0
Cameron International                      Com            13342B105   646978    15060          SOLE                Sole      0    0
Symantec                                   Com            871503108   671772    44400          SOLE                Sole      0    0
BB&T                                       Com            054937107   674240    28000          SOLE                Sole      0    0
Apple Computer                             Com            037833100   715618     2522          SOLE                Sole      0    0
Joy Global                                 Com            481165108   743282    10570          SOLE                Sole      0    0
Waters                                     Com            941848103   770299    10883          SOLE                Sole      0    0
American Express                           Com            025816109   785709    18694          SOLE                Sole      0    0
BE Aerospace                               Com            073302101   818673    27010          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104   836395     5785          SOLE                Sole      0    0
EOG Resources                              Com            26875p101   890746     9581          SOLE                Sole      0    0
Texas Instruments                          Com            882508104   895349    32990          SOLE                Sole      0    0
Celgene                                    Com            151020104   922336    16010          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  1010933    25490          SOLE                Sole      0    0
Hershey                                    Com            427866108  1024485    21527          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  1073137    39080          SOLE                Sole      0    0
Itron                                      Com            465741106  1133061    18505          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106  1182031    22850          SOLE                Sole      0    0
Bruker                                     Com            116794108  1199495    85495          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  1226249    17925          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  1275868    47080          SOLE                Sole      0    0
Sysco                                      Com            871829107  1308783    45890          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1395053    14025          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305  1515630    53180          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  1556094    58150          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  1667341    34787          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205  1847881    26777          SOLE                Sole      0    0
Xilinx                                     Com            983919101  1913118    71814          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  1943449    40590          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  2062674     3923          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  2202010    88010          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  2270565    37530          SOLE                Sole      0    0
Schlumberger                               Com            806857108  2449798    39763          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103  2543270    47520          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  2552541    47445          SOLE                Sole      0    0
Cummins                                    Com            231021106  2678946    29575          SOLE                Sole      0    0
Life Technologies                          Com            53217v109  2682014    57443          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  2905470    55080          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  2993851   139965          SOLE                Sole      0    0
Altera                                     Com            021441100  3070740   101815          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  3130608    90480          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Applied Materials                          Com            038222105  3296881   282267          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  3354125    52010          SOLE                Sole      0    0
Cisco                                      Com            17275R102  3656577   166967          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  3771903    89850          SOLE                Sole      0    0
3M                                         Com            88579Y101  3982157    45925          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  4068065    67835          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4267278    72920          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  4281561   172574          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  4465305    84795          SOLE                Sole      0    0
Rogers                                     Com            775109200  4506385   120395          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  4696441    91620          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105  4746092    98385          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  4817299   191810          SOLE                Sole      0    0
Pepsico                                    Com            713448108  4828328    72672          SOLE                Sole      0    0
Microsoft                                  Com            594918104  4926776   201175          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  5295659    85469          SOLE                Sole      0    0
Halliburton                                Com            406216101  5376223   162571          SOLE                Sole      0    0
Qualcomm                                   Com            747525103  5395206   119541          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  5806216   100680          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  6664008    80600          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  8195241   132631          SOLE                Sole      0    0


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